Annual Total Returns - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2018
Annual Return 2019	11.04%
Annual Return 2020	7.53%
Annual Return 2021	3.96%
Annual Return 2022	(11.14%)
Annual Return 2023	9.54%
Annual Return 2024	6.05%